Note 10 - Flow-through Share Liability (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of flow-through share liability activty [text block]

	December 31, 2017	December 31, 2016
Opening balance	$-	$-
Flow-through share premium liability at issuance	6,151	2,319
Amortization of flow-through share premium	(5,966)	(2,319)
Closing balance	$185	$-